UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

CIBC Atlas Funds

Semi-Annual Report

APRIL 30, 2022

CIBC Private Wealth Advisors, Inc.

CIBC Atlas Disciplined Equity Fund

AWEIX

CIBC Atlas Mid Cap Equity Fund

AWMIX

CIBC Atlas Income Opportunities Fund

AWIIX

CIBC Atlas All Cap Growth Fund

AWGIX

CIBC Atlas Equity Income Fund

AWYIX

CIBC Atlas International Growth Fund

AWWIX

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2022

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www. sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-328-3863; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 98.8%	Shares	Value

COMMUNICATION SERVICES — 9.9%

Alphabet, Cl A *	19,755	$45,084,663

Alphabet, Cl C *	24,082	55,372,465

T-Mobile US *	278,125	34,248,313

Walt Disney *	163,750	18,279,412

		152,984,853

CONSUMER DISCRETIONARY — 11.6%

Amazon.com *	30,998	77,049,559

Booking Holdings *	9,254	20,454,209

Dollar General	116,328	27,631,390

DR Horton	148,859	10,359,098

Home Depot	106,925	32,120,270

TJX	181,366	11,114,108

		178,728,634

CONSUMER STAPLES — 3.5%

Costco Wholesale	35,249	18,742,598

Mondelez International, Cl A	256,242	16,522,484

PepsiCo	112,661	19,345,021

		54,610,103

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

ENERGY — 3.8%

Chevron	113,596	$17,797,085

ConocoPhillips	84,852	8,105,063

Pioneer Natural Resources	138,619	32,224,759

		58,126,907

FINANCIALS — 13.0%

BlackRock, Cl A	21,497	13,428,746

Blackstone, Cl A	283,046	28,748,982

Charles Schwab	453,961	30,111,233

CME Group, Cl A	56,070	12,298,394

Intercontinental Exchange	141,484	16,385,262

JPMorgan Chase	146,924	17,536,849

PNC Financial Services Group	142,666	23,696,822

S&P Global	80,765	30,408,022

SVB Financial Group *	13,981	6,817,695

US Bancorp	445,078	21,612,988

		201,044,993

HEALTH CARE — 14.0%

Abbott Laboratories	187,317	21,260,479

AstraZeneca PLC ADR	446,811	29,668,250

Danaher	107,083	26,891,754

IQVIA Holdings *	36,887	8,040,997

Medtronic PLC	174,996	18,262,583

Stryker	60,945	14,703,591

Thermo Fisher Scientific	47,280	26,142,058

UnitedHealth Group	103,779	52,776,810

Zoetis, Cl A	103,958	18,426,556

		216,173,078

INDUSTRIALS — 8.5%

Honeywell International	184,412	35,685,566

Otis Worldwide	268,644	19,568,029

Raytheon Technologies	363,877	34,535,566

Stanley Black & Decker	132,057	15,866,649

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

INDUSTRIALS (continued)

Union Pacific	105,932	$24,818,808

		130,474,618

INFORMATION TECHNOLOGY — 28.0%

Adobe *	52,014	20,594,943

Analog Devices	133,965	20,681,517

Apple	357,911	56,424,669

Automatic Data Processing	53,735	11,723,902

Cisco Systems	603,657	29,567,120

Fidelity National Information Services	191,360	18,973,344

Fiserv *	179,184	17,545,697

Microsoft	402,299	111,646,019

QUALCOMM	151,010	21,094,587

Roper Technologies	42,414	19,931,187

Salesforce *	159,710	28,099,377

TE Connectivity	171,708	21,425,724

Visa, Cl A	255,289	54,409,745

		432,117,831

MATERIALS — 2.9%

Linde PLC	91,635	28,586,455

Martin Marietta Materials	47,034	16,660,383

		45,246,838

REAL ESTATE — 0.9%

American Tower, Cl A ‡	55,305	13,329,611

UTILITIES — 2.7%

American Water Works	57,581	8,872,081

NextEra Energy	458,058	32,531,279

		41,403,360

TOTAL COMMON STOCK (Cost $815,770,898)		1,524,240,826

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND APRIL 30, 2022 (Unaudited)

CASH EQUIVALENT — 1.2%	Shares	Value

First American Government Obligations Fund, Cl X, 0.221% (A)	18,623,511	$18,623,511

TOTAL CASH EQUIVALENT (Cost $18,623,511)		18,623,511

TOTAL INVESTMENTS — 100.0% (Cost $834,394,409)		$1,542,864,337

Percentages are based on Net Assets of $1,543,163,802.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of April 30, 2022.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 96.6%	Shares	Value

COMMUNICATION SERVICES — 0.4%

Liberty Broadband, Cl C *	27,545	$3,080,082

CONSUMER DISCRETIONARY — 14.8%

Aptiv PLC *	72,960	7,762,944

AutoZone *	11,372	22,237,605

Chipotle Mexican Grill, Cl A *	9,280	13,508,061

Domino’s Pizza	18,660	6,307,080

Five Below *	53,313	8,375,472

Floor & Decor Holdings, Cl A *	84,610	6,745,109

Marriott International, Cl A	58,645	10,410,660

Planet Fitness, Cl A *	108,897	8,715,027

Ross Stores	68,419	6,826,164

Tractor Supply	65,358	13,166,369

Ulta Beauty *	13,230	5,249,664

		109,304,155

CONSUMER STAPLES — 3.5%

Church & Dwight	56,245	5,487,262

Monster Beverage *	99,321	8,509,824

Sprouts Farmers Market *	202,689	6,040,132

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

CONSUMER STAPLES (continued)

US Foods Holding *	147,105	$5,534,090

		25,571,308

ENERGY — 1.1%

Diamondback Energy	66,757	8,426,736

FINANCIALS — 4.8%

Ameriprise Financial	60,125	15,962,586

MSCI, Cl A	26,459	11,145,854

Western Alliance Bancorp	115,117	8,761,555

		35,869,995

HEALTH CARE — 15.1%

Alnylam Pharmaceuticals *	55,781	7,442,859

Avantor *	418,212	13,332,599

Catalent *	106,527	9,647,085

Charles River Laboratories International *	44,921	10,848,871

Edwards Lifesciences *	145,723	15,414,579

Encompass Health	143,156	9,853,427

Humana	21,720	9,655,843

ICON PLC *	28,927	6,543,577

Jazz Pharmaceuticals PLC *	33,074	5,299,116

ResMed	54,202	10,838,774

Tandem Diabetes Care *	66,148	6,381,959

Teleflex	24,090	6,880,586

		112,139,275

INDUSTRIALS — 12.6%

AMETEK	77,600	9,797,776

AZEK, Cl A *	134,468	2,856,100

Cintas	17,969	7,138,365

CoStar Group *	85,893	5,464,513

Howmet Aerospace	118,474	4,042,333

Hubbell, Cl B	35,048	6,846,977

IAA *	120,251	4,407,199

IDEX	48,772	9,257,901

Ingersoll Rand	183,832	8,081,255

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

INDUSTRIALS (continued)

Masco	121,041	$6,377,650

Oshkosh	55,880	5,165,547

Pentair PLC	60,027	3,046,370

Regal Rexnord	54,202	6,896,662

TransUnion	100,801	8,822,104

Zurn Water Solutions	165,666	5,172,093

		93,372,845

INFORMATION TECHNOLOGY — 36.5%

Amphenol, Cl A	196,074	14,019,291

ANSYS *	41,367	11,404,468

Autodesk *	35,740	6,764,867

Avalara *	40,521	3,082,432

Cadence Design Systems *	108,798	16,412,178

CDW	66,938	10,922,943

Dynatrace *	151,646	5,817,141

Enphase Energy *	71,578	11,552,689

Entegris	100,900	11,239,251

EPAM Systems *	39,887	10,569,656

FleetCor Technologies *	39,143	9,766,961

Genpact	150,067	6,043,198

Global Payments	91,620	12,550,108

Keysight Technologies *	91,916	12,893,057

KLA	28,927	9,235,234

Marvell Technology	205,749	11,949,902

Microchip Technology	235,368	15,345,994

ON Semiconductor *	144,242	7,516,451

Palo Alto Networks *	36,332	20,392,425

PTC *	97,601	11,147,010

Roper Technologies	30,211	14,196,753

Smartsheet, Cl A *	157,274	7,601,052

Synopsys *	46,501	13,336,022

Twilio, Cl A *	44,578	4,984,712

Varonis Systems, Cl B *	272,023	11,751,394

		270,495,189

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

MATERIALS — 5.3%

Ashland Global Holdings	46,995	$4,933,065

Berry Global Group *	124,792	7,032,029

Crown Holdings	106,231	11,689,659

FMC	80,266	10,638,456

Livent *	221,842	4,738,545

		39,031,754

REAL ESTATE — 2.5%

SBA Communications, Cl A ‡	52,425	18,197,242

TOTAL COMMON STOCK (Cost $479,378,336)		715,488,581

CASH EQUIVALENT — 3.5%

First American Government Obligations Fund, Cl X, 0.221% (A)	25,809,137	25,809,137

TOTAL CASH EQUIVALENT (Cost $25,809,137)		25,809,137

TOTAL INVESTMENTS — 100.1% (Cost $505,187,473)		$741,297,718

Percentages are based on Net Assets of $740,322,079.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of April 30, 2022.

Cl — Class

PLC — Public Limited Company

As of April 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS COMMON STOCK — 67.4%	Shares	Value

COMMUNICATION SERVICES — 2.2%
Alphabet, Cl A * (A)	3,400	$7,759,446
Verizon Communications	80,586	3,731,132
Walt Disney * (A)	25,400	2,835,402

		14,325,980

CONSUMER DISCRETIONARY — 5.6%
Amazon.com * (A)	5,718	14,212,832
Home Depot	36,795	11,053,218
Service International	50,378	3,305,301
Vail Resorts	18,865	4,794,728
VF	55,269	2,873,988

		36,240,067

CONSUMER STAPLES — 4.4%
Costco Wholesale	13,410	7,130,365
PepsiCo	62,231	10,685,685
Procter & Gamble	68,075	10,929,442

		28,745,492

ENERGY — 2.9%
Chevron	78,148	12,243,447
Pioneer Natural Resources	27,950	6,497,537

		18,740,984

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK (continued)	Shares	Value

FINANCIALS — 9.4%
Ares Capital	326,422	$6,616,574
Ares Management, Cl A	92,130	6,100,849
Blue Owl Capital, Cl A	310,600	3,705,458
CME Group, Cl A	29,234	6,412,185
Golub Capital BDC	402,350	6,003,062
Hannon Armstrong Sustainable Infrastructure Capital ‡	95,590	3,822,644
JPMorgan Chase	100,196	11,959,395
S&P Global	19,005	7,155,382
US Bancorp	187,982	9,128,406

		60,903,955

HEALTH CARE — 6.3%
Johnson & Johnson	50,985	9,200,753
Medtronic PLC	95,000	9,914,200
Novartis ADR	69,438	6,112,627
UnitedHealth Group	31,728	16,135,275

		41,362,855

INDUSTRIALS — 8.3%
IDEX	36,625	6,952,158
Lockheed Martin	28,564	12,343,076
Republic Services, Cl A	72,900	9,788,283
Rollins	149,250	5,005,845
Triton International	55,003	3,360,133
Union Pacific	37,522	8,791,029
United Parcel Service, Cl B	42,892	7,719,702

		53,960,226

INFORMATION TECHNOLOGY — 19.9%
Adobe *	4,900	1,940,155
Apple	175,690	27,697,529
Automatic Data Processing	28,847	6,293,838
Broadcom	24,064	13,340,841
Cisco Systems	142,199	6,964,907
Fidelity National Information Services	68,250	6,766,988
Microchip Technology	140,036	9,130,347
Microsoft	120,583	33,464,194
PayPal Holdings *	29,800	2,620,314
QUALCOMM	72,015	10,059,775
Visa, Cl A	52,562	11,202,539

		129,481,427

MATERIALS — 2.9%
Linde PLC	46,686	14,564,165

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK (continued)	Shares	Value

MATERIALS (continued)
Scotts Miracle-Gro, Cl A	44,350	$4,609,295

		19,173,460

REAL ESTATE — 3.4%
Crown Castle International ‡	32,978	6,107,855
Invitation Homes ‡	80,357	3,199,816
LXP Industrial Trust ‡	255,750	3,209,663
VICI Properties ‡	210,626	6,278,769
Weyerhaeuser ‡	85,884	3,540,138

		22,336,241

UTILITIES — 2.1%
American Water Works	18,376	2,831,374
NextEra Energy	149,010	10,582,690

		13,414,064

TOTAL COMMON STOCK (Cost $294,923,585)		438,684,751

CORPORATE OBLIGATIONS — 18.3%	Face Amount

COMMUNICATION SERVICES — 2.8%
Comcast
2.937%, 11/01/56(B)	$6,111,000	4,371,345
Diamond Sports Group
5.375%, 08/15/26(B)	4,500,000	1,665,000
Discovery Communications
3.800%, 03/13/24	3,150,000	3,149,980
Level 3 Financing
5.250%, 03/15/26	2,000,000	1,945,100
Magallanes
3.428%, 03/15/24(B)	1,000,000	993,383
T-Mobile USA
3.500%, 04/15/31	5,000,000	4,431,650
Verizon Communications
2.355%, 03/15/32(B)	2,441,000	2,049,590

		18,606,048

CONSUMER DISCRETIONARY — 2.5%
Amazon.com
3.150%, 08/22/27	3,300,000	3,229,729
Ford Motor Credit
3.350%, 11/01/22	5,000,000	5,001,550
Meritage Homes
3.875%, 04/15/29(B)	3,000,000	2,684,250

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

CONSUMER DISCRETIONARY (continued)
Newell Brands
4.100%, 04/01/23	$4,849,000	$4,852,031
Tenneco
5.375%, 12/15/24	630,000	615,913

		16,383,473

ENERGY — 1.8%
Cheniere Energy Partners
4.500%, 10/01/29	5,000,000	4,787,500
DCP Midstream Operating
6.750%, 09/15/37(B)	1,500,000	1,684,515
Kinder Morgan MTN
7.800%, 08/01/31	1,400,000	1,686,156
Sabine Pass Liquefaction
5.750%, 05/15/24	1,250,000	1,293,351
5.625%, 03/01/25	2,000,000	2,070,455

		11,521,977

FINANCIALS — 5.3%
Ally Financial
2.200%, 11/02/28	5,000,000	4,330,092
Ares Capital
3.875%, 01/15/26	5,000,000	4,800,153
Bank of America
5.200%, ICE LIBOR USD 3 Month + 3.135%(C)(D)	2,000,000	1,970,000
3.950%, 04/21/25	5,750,000	5,720,302
Goldman Sachs Group
2.988%, ICE LIBOR USD 3 Month + 1.750%, 10/28/27(C)	3,000,000	3,054,199
1.217%, 12/06/23	2,500,000	2,427,961
JPMorgan Chase
6.000%, ICE LIBOR USD 3 Month + 3.300%(C)(D)	1,500,000	1,503,750
5.000%, U.S. SOFR + 3.380%(C)(D)	2,000,000	1,895,400
4.625%, ICE LIBOR USD 3 Month + 2.580%(C)(D)	1,000,000	957,500
OneMain Finance
3.500%, 01/15/27	3,000,000	2,635,560
PNC Financial Services Group
4.964%, ICE LIBOR USD 3 Month + 3.678%(C)(D)	2,500,000	2,478,334
Wells Fargo MTN
4.100%, 06/03/26	3,000,000	2,986,043

		34,759,294

HEALTH CARE — 1.5%
AbbVie
4.250%, 11/21/49	3,500,000	3,205,504

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

HEALTH CARE (continued)
Fresenius US Finance II
4.500%, 01/15/23(B)	$2,000,000	$2,013,619
HCA
5.375%, 02/01/25	3,050,000	3,137,688
5.000%, 03/15/24	1,250,000	1,279,066

		9,635,877

INDUSTRIALS — 0.8%
Northrop Grumman
4.030%, 10/15/47	2,000,000	1,842,560
Quanta Services
2.900%, 10/01/30	3,750,000	3,272,081

		5,114,641

INFORMATION TECHNOLOGY — 2.5%
Apple
3.850%, 08/04/46	3,000,000	2,843,220
Broadcom
3.469%, 04/15/34(B)	2,500,000	2,121,980
CommScope Technologies
6.000%, 06/15/25(B)	1,734,000	1,517,250
Kyndryl Holdings
2.050%, 10/15/26(B)	1,000,000	872,762
NXP BV
4.625%, 06/01/23(B)	1,295,000	1,309,983
Salesforce
3.700%, 04/11/28	3,000,000	2,990,883
Western Union
2.850%, 01/10/25	4,500,000	4,364,977

		16,021,055

MATERIALS — 0.3%
NOVA Chemicals
5.000%, 05/01/25(B)	2,000,000	1,980,000

REAL ESTATE — 0.8%
Boston Properties
2.750%, 10/01/26	1,000,000	945,683
Equinix
3.000%, 07/15/50	3,000,000	2,159,407

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

REAL ESTATE (continued)
VICI Properties
5.125%, 05/15/32	$2,000,000	$1,984,760

		5,089,850

TOTAL CORPORATE OBLIGATIONS (Cost $130,647,251)		119,112,215

U.S. TREASURY OBLIGATIONS — 6.8%

U.S. Treasury Bonds
3.000%, 02/15/48	10,000,000	9,825,391
2.500%, 02/15/45	10,000,000	8,851,953

		18,677,344

U.S. Treasury Inflation Protected Securities
0.500%, 01/15/28	11,502,000	12,010,267

U.S. Treasury Notes
2.000%, 08/15/25	5,000,000	4,854,297
1.625%, 05/15/31	10,000,000	8,987,890

		13,842,187

TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,287,041)		44,529,798

EXCHANGE TRADED FUNDS — 3.4%	Shares

Invesco Senior Loan ETF	510,600	11,008,536
iShares National Muni Bond ETF	53,290	5,687,109
Nuveen AMT-Free Quality Municipal Income Fund, Cl Institutional	409,191	5,098,520

TOTAL EXCHANGE TRADED FUNDS (Cost $22,374,114)		21,794,165

MUNICIPAL BOND — 0.5%	Face Amount
Metropolitan Transportation Authority, Ser B-1, RB 5.000%, 05/15/22	3,000,000	3,003,390

TOTAL MUNICIPAL BOND (Cost $3,002,309)		3,003,390

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2022 (Unaudited)

PREFERRED STOCK — 0.3%	Shares	Value

FINANCIALS — 0.3%

Wells Fargo, 7.500%	1,700	$2,059,533

TOTAL PREFERRED STOCK (Cost $2,066,538)		2,059,533

CASH EQUIVALENT — 3.7%

First American Government Obligations Fund, Cl X, 0.221% (E)	23,857,284	23,857,284

TOTAL CASH EQUIVALENT (Cost $23,857,284)		23,857,284

TOTAL INVESTMENTS — 100.4% (Cost $523,158,122)		$653,041,136

WRITTEN OPTIONS — (0.0%)*(F)	Contracts	Value

TOTAL WRITTEN OPTIONS — (0.0%) (Premiums Received $73,425)	(281)	$(5,294)

A list of the exchange traded option contracts held by the Fund at April 30, 2022, is as follows:

Description	Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.0%)
Call Options
Google*	(27)	$(6,326,478)	$2,850	05/21/22	$(2,754)
Walt Disney*	(254)	(2,882,900)	145	05/21/22	(2,540)

Total Written Options		$(9,209,378)			$(5,294)

Percentages are based on Net Assets of $650,609,879.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security, or portion thereof, has been pledged as collateral on written equity options.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2022 was $23,263,677 which represents 3.6% of Net Assets.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.
(E)	The rate reported is the 7-day effective yield as of April 30, 2022.
(F)	Refer to table below for details on Options Contracts.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2022 (Unaudited)

ADR — American Depositary Receipt

BDC — Business Development Company

Cl — Class

ETF — Exchange Traded Fund

ICE — Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

PLC — Public Limited Company

Ser — Series

USD — U.S. Dollar

The following is a summary of the inputs used as of April 30, 2022, when valuing the Fund’s investments and other financial instruments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$438,684,751	$—	$—	$438,684,751
Corporate Obligations	—	119,112,215	—	119,112,215
U.S. Treasury Obligations	—	44,529,798	—	44,529,798
Exchange Traded Funds	21,794,165	—	—	21,794,165
Municipal Bond	—	3,003,390	—	3,003,390
Preferred Stock	2,059,533	—	—	2,059,533
Cash Equivalent	23,857,284	—	—	23,857,284

Total Investments in Securities	$486,395,733	$166,645,403	$—	$653,041,136

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(5,294)	$—	$—	$(5,294)

Total Other Financial Instruments	$(5,294)	$—	$—	$(5,294)

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 95.5%	Shares	Value

COMMUNICATION SERVICES — 3.1%

Alphabet, Cl A *	2,472	$5,641,574

Live Nation Entertainment *	19,142	2,007,613

		7,649,187

CONSUMER DISCRETIONARY — 10.1%

Amazon.com *	4,766	11,846,513

Chipotle Mexican Grill, Cl A *	4,871	7,090,276

Target	17,129	3,916,546

Ulta Beauty *	4,589	1,820,915

		24,674,250

ENERGY — 4.3%

Devon Energy	34,203	1,989,588

EOG Resources	72,608	8,477,710

		10,467,298

FINANCIALS — 16.2%

Blackstone, Cl A	91,003	9,243,175

Brown & Brown	158,324	9,812,922

Charles Schwab	79,798	5,293,001

Goldman Sachs Group	8,335	2,546,259

S&P Global	24,669	9,287,878

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

FINANCIALS (continued)

Tradeweb Markets, Cl A	47,622	$3,390,210

		39,573,445

HEALTH CARE — 21.4%

Anthem	12,532	6,290,187

AstraZeneca PLC ADR	138,307	9,183,585

Danaher	15,078	3,786,538

Edwards Lifesciences *	85,184	9,010,764

Eli Lilly	24,386	7,123,882

IDEXX Laboratories *	14,650	6,306,532

Intuitive Surgical *	23,895	5,718,073

Zoetis, Cl A	28,488	5,049,498

		52,469,059

INDUSTRIALS — 9.4%

Cintas	10,877	4,320,997

CoStar Group *	28,473	1,811,452

Middleby *	34,014	5,234,415

Robert Half International	81,727	8,034,581

Trex *	27,205	1,583,059

United Rentals *	6,357	2,012,118

		22,996,622

INFORMATION TECHNOLOGY — 25.1%

Adobe *	4,784	1,894,225

Amphenol, Cl A	27,292	1,951,378

Apple	15,326	2,416,144

CDW	20,593	3,360,366

Entegris	50,720	5,649,701

EPAM Systems *	6,643	1,760,329

Gartner *	6,564	1,907,170

Intuit	4,214	1,764,612

Marvell Technology	29,943	1,739,089

Mastercard, Cl A	25,667	9,326,874

Microsoft	21,553	5,981,389

NVIDIA	25,892	4,802,189

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

INFORMATION TECHNOLOGY (continued)

Palo Alto Networks *	21,811	$12,242,078

Roper Technologies	14,047	6,600,966

		61,396,510

MATERIALS — 5.2%

Martin Marietta Materials	18,988	6,725,930

Sherwin-Williams	21,941	6,032,897

		12,758,827

REAL ESTATE — 0.7%

Prologis ‡	11,590	1,857,761

TOTAL COMMON STOCK (Cost $167,913,070)		233,842,959

CASH EQUIVALENT — 6.7%

First American Government Obligations Fund, Cl X, 0.221% (A)	16,494,543	16,494,543

TOTAL CASH EQUIVALENT (Cost $16,494,543)		16,494,543

TOTAL INVESTMENTS — 102.2% (Cost $184,407,613)		$250,337,502

Percentages are based on Net Assets of $244,829,014.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of April 30, 2022.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.8%	Shares	Value

COMMUNICATION SERVICES — 1.5%

Comcast, Cl A	92,533	$3,679,112

CONSUMER DISCRETIONARY — 2.9%

Home Depot	8,070	2,424,228

McDonald’s	7,783	1,939,212

Target	12,712	2,906,599

		7,270,039

ENERGY — 9.2%

Devon Energy	23,507	1,367,402

Enterprise Products Partners (A)	481,430	12,473,852

EOG Resources	29,788	3,478,047

Magellan Midstream Partners (A)	122,665	5,943,119

		23,262,420

FINANCIALS — 14.9%

Blackstone, Cl A	100,962	10,254,710

Brookfield Asset Management, Cl A	97,414	4,857,062

Charles Schwab	76,209	5,054,943

CME Group, Cl A	37,254	8,171,292

Goldman Sachs Group	5,591	1,707,995

JPMorgan Chase	38,841	4,636,062

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK (continued)	Shares	Value

FINANCIALS (continued)

Morgan Stanley	36,198	$2,917,197

		37,599,261

HEALTH CARE — 18.8%

Abbott Laboratories	84,308	9,568,958

AbbVie	20,338	2,987,246

Anthem	23,563	11,826,977

AstraZeneca PLC ADR	138,988	9,228,803

Eli Lilly	12,910	3,771,398

Johnson & Johnson	22,946	4,140,835

Medtronic PLC	36,179	3,775,640

Merck	22,828	2,024,615

		47,324,472

INDUSTRIALS — 10.6%

Fastenal	36,055	1,994,202

L3Harris Technologies	35,343	8,208,765

Robert Half International	89,042	8,753,719

Union Pacific	17,353	4,065,635

Waste Management	21,644	3,559,139

		26,581,460

INFORMATION TECHNOLOGY — 16.0%

Accenture PLC, Cl A	11,944	3,587,500

Apple	52,566	8,287,030

Broadridge Financial Solutions	28,667	4,131,775

Fidelity National Information Services	41,018	4,066,934

Microchip Technology	64,145	4,182,254

Microsoft	38,054	10,560,746

Texas Instruments	31,159	5,304,820

		40,121,059

REAL ESTATE — 12.4%

American Tower, Cl A ‡	37,176	8,960,160

Camden Property Trust ‡	26,943	4,227,087

Equinix ‡	5,151	3,703,981

Iron Mountain ‡	69,593	3,739,232

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK (continued)	Shares	Value

REAL ESTATE (continued)

Prologis ‡	35,336	$5,664,007

VICI Properties ‡	167,208	4,984,471

		31,278,938

UTILITIES — 8.5%

Brookfield Infrastructure Partners (A)	123,725	7,724,152

Brookfield Renewable Partners (A)	198,531	6,988,291

NextEra Energy	46,942	3,333,821

NextEra Energy Partners	48,616	3,240,742

		21,287,006

TOTAL COMMON STOCK (Cost $165,410,880)		238,403,767

CASH EQUIVALENT — 6.0%

First American Government Obligations Fund, Cl X, 0.221% (B)	15,033,629	15,033,629

TOTAL CASH EQUIVALENT (Cost $15,033,629)		15,033,629

TOTAL INVESTMENTS — 100.8% (Cost $180,444,509)		$253,437,396

Percentages are based on Net Assets of $251,535,615.
‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnerships. At April 30, 2022, these securities amounted to $33,129,414 or 13.2% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of April 30, 2022.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.5%	Shares	Value

AUSTRALIA — 2.7%

BHP Group	317,850	$10,550,672

BRAZIL — 1.6%

MercadoLibre *	6,314	6,147,500

CANADA — 4.8%

Brookfield Asset Management, Cl A	115,258	5,746,764

Canadian National Railway	54,416	6,400,410

Ritchie Bros Auctioneers	118,263	6,515,108

		18,662,282

CHINA — 8.6%

Alibaba Group Holding ADR *	76,835	7,459,910

GDS Holdings, Cl A *	810,000	3,335,311

JD.com, Cl A	10,428	337,609

Tencent Holdings	234,000	11,004,377

Wuxi Biologics Cayman *	550,000	4,079,619

Yum China Holdings	168,432	7,040,458

		33,257,284

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK (continued)	Shares	Value

DENMARK — 1.4%

Vestas Wind Systems	202,343	$5,189,662

FRANCE — 7.9%

Air Liquide	55,332	9,577,102

Airbus	49,365	5,390,557

LVMH Moet Hennessy Louis Vuitton	13,570	8,730,859

Ubisoft Entertainment *	149,417	6,733,897

		30,432,415

GERMANY — 6.7%

Continental	79,305	5,436,084

HeidelbergCement	98,108	5,620,608

Siemens	55,187	6,696,738

Symrise, Cl A	68,879	8,185,579

		25,939,009

HONG KONG — 2.5%

AIA Group	978,500	9,630,590

INDIA — 2.5%

HDFC Bank ADR	174,136	9,614,049

IRELAND — 2.2%

ICON PLC *	37,376	8,454,825

JAPAN — 11.0%

Daikin Industries	39,000	5,957,633

FANUC	50,000	7,732,973

Nidec	79,000	5,210,915

Sony Group	84,000	7,221,310

Sysmex	89,000	5,821,430

Tokio Marine Holdings	89,000	4,765,443

Toyota Motor	328,000	5,629,071

		42,338,775

MEXICO — 1.2%

Fomento Economico Mexicano ADR	59,298	4,431,932

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK (continued)	Shares	Value

NETHERLANDS — 1.8%

ASML Holding	12,023	$6,805,750

NORWAY — 1.9%

Equinor	213,079	7,226,710

SINGAPORE — 2.1%

DBS Group Holdings	339,725	8,247,155

SPAIN — 4.8%

Amadeus IT Group *	161,357	10,140,290

Banco Santander	2,911,196	8,518,835

		18,659,125

SWEDEN — 3.4%

Assa Abloy, Cl B	287,671	7,298,913

Hexagon, Cl B	431,978	5,595,706

		12,894,619

SWITZERLAND — 5.9%

Alcon	108,182	7,703,032

Julius Baer Group	141,538	6,801,539

Novartis	94,939	8,392,009

		22,896,580

TAIWAN — 1.7%

Taiwan Semiconductor Manufacturing ADR	71,557	6,649,792

UNITED KINGDOM — 18.9%

AstraZeneca PLC	73,533	9,721,319

BAE Systems PLC	1,029,182	9,524,827

Compass Group PLC	398,381	8,383,235

Diageo PLC	172,076	8,506,845

InterContinental Hotels Group PLC	131,579	8,414,806

Lloyds Banking Group PLC	18,147,313	10,318,430

London Stock Exchange Group PLC	83,126	8,297,073

Shell PLC	352,917	9,517,487

		72,684,022

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK (continued)	Shares	Value

UNITED STATES — 3.9%

Chubb	37,214	$7,682,830

Euronet Worldwide *	59,714	7,264,208

		14,947,038

TOTAL COMMON STOCK (Cost $384,847,630)		375,659,786

CASH EQUIVALENT — 2.0%

First American Government Obligations Fund, Cl X, 0.221% (A)	7,890,570	7,890,570

TOTAL CASH EQUIVALENT (Cost $7,890,570)		7,890,570

TOTAL INVESTMENTS — 99.5% (Cost $392,738,200)		$383,550,356

Percentages are based on Net Assets of $385,317,525.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2022.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	CIBC Atlas Disciplined Equity Fund	CIBC Atlas Mid Cap Equity Fund	CIBC Atlas Income Opportunities Fund
Assets:

Investments at Value (Cost $834,394,409, $505,187,473 and $523,158,122, respectively)	$1,542,864,337	$741,297,718	$653,041,136

Cash	146,925	–	97,516

Dividends and Interest Receivable	743,715	14,576	1,576,798

Receivable for Capital Shares Sold	402,338	149,900	720,250

Receivable for Investment Securities Sold	–	5,018,420	–

Reclaim Receivable	39,008	2,521	117,521

Prepaid Expenses	33,206	18,505	19,428

Total Assets	1,544,229,529	746,501,640	655,572,649

Liabilities:

Written Equity Options, at value (Premiums Received $—, $— and $73,425, respectively)	–	–	5,294

Payable for Investment Securities Purchased	–	5,332,833	4,523,055

Payable for Capital Shares Redeemed	69,599	294,178	49,104

Payable Due to Adviser	876,643	485,108	333,030

Payable Due to Administrator	62,502	29,815	25,584

Chief Compliance Officer Fees Payable	4,924	1,999	1,397

Payable Due to Trustees	415	–	276

Other Accrued Expenses	51,644	35,628	25,030

Total Liabilities	1,065,727	6,179,561	4,962,770

Net Assets	$1,543,163,802	$740,322,079	$650,609,879

Net Assets Consist of:

Paid-in Capital	$772,889,384	$495,397,457	$510,158,699

Total Distributable Earnings	770,274,418	244,924,622	140,451,180

Net Assets	$1,543,163,802	$740,322,079	$650,609,879

Institutional Class Shares:

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	58,160,155	42,564,007	45,443,867

Net Asset Value, Offering and Redemption Price Per Share	$26.53	$17.39	$14.32

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	CIBC Atlas All Cap Growth Fund	CIBC Atlas Equity Income Fund	CIBC Atlas International Growth Fund
Assets:

Investments at Value (Cost $184,407,613, $180,444,509 and $392,738,200, respectively)	$250,337,502	$253,437,396	$383,550,356

Cash	–	38,841	–

Receivable for Capital Shares Sold	181,363	1,582,502	590,609

Dividends and Interest Receivable	144,480	598,945	1,142,721

Receivable for Investment Securities Sold	–	920,980	–

Reclaim Receivable	4,428	16,917	474,326

Prepaid Expenses	17,760	23,270	27,174

Total Assets	250,685,533	256,618,851	385,785,186

Liabilities:

Payable for Investment Securities Purchased	4,761,302	4,627,533	–

Payable for Capital Shares Redeemed	883,998	256,611	161,744

Payable Due to Adviser	179,517	168,594	272,249

Payable Due to Administrator	10,091	9,714	17,863

Chief Compliance Officer Fees Payable	113	–	530

Payable Due to Trustees	–	169	260

Other Accrued Expenses	21,498	20,615	15,015

Total Liabilities	5,856,519	5,083,236	467,661

Net Assets	$244,829,014	$251,535,615	$385,317,525

Net Assets Consist of:

Paid-in Capital	$162,881,599	$173,428,632	$392,456,201

Total Distributable Earnings (Loss)	81,947,415	78,106,983	(7,138,676)

Net Assets	$244,829,014	$251,535,615	$385,317,525

Institutional Class Shares:

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	7,859,596	4,899,946	34,334,469

Net Asset Value, Offering and Redemption Price Per Share	$31.15	$51.33	$11.22

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS FOR THE SIX MONTHS ENDED
APRIL 30, 2022 (Unaudited)

STATEMENTS OF OPERATIONS

	CIBC Atlas Disciplined Equity Fund	CIBC Atlas Mid Cap Equity Fund	CIBC Atlas Income Opportunities Fund

Investment Income:

Dividends	$11,252,201	$1,865,243	$5,323,950

Interest	—	—	3,308,263

Less: Foreign Taxes Withheld	—	—	(32,819)

Total Investment Income	11,252,201	1,865,243	8,599,394

Expenses:

Investment Advisory Fees	5,534,201	3,174,078	2,011,137

Administration Fees	390,410	192,557	152,642

Trustees’ Fees	20,574	10,363	7,875

Chief Compliance Officer Fees	5,554	2,925	2,418

Transfer Agent Fees	44,271	29,273	24,964

Custodian Fees	34,770	18,317	13,655

Registration and Filing Fees	19,989	16,921	16,792

Legal Fees	19,751	9,860	7,575

Printing Fees	19,379	9,347	8,951

Audit Fees	11,209	11,209	14,504

Other Expenses	33,079	17,753	17,007

Total Expenses	6,133,187	3,492,603	2,277,520

Less:

Fees Paid Indirectly (Note 4)	(36)	(13)	(10)

Net Expenses	6,133,151	3,492,590	2,277,510

Net Investment Income (Loss)	5,119,050	(1,627,347)	6,321,884

Net Realized Gain on Investments	60,335,312	14,337,595	9,922,205

Net Realized Gain on Written Equity Options	—	—	1,023,711

Net Change in Unrealized Depreciation on Investments	(277,920,692)	(182,633,016)	(63,265,478)

Net Change in Unrealized Appreciation on Written Equity Options	—	—	28,928

Net Realized and Unrealized Loss on Investments and Written Equity Options	(217,585,380)	(168,295,421)	(52,290,634)

Net Decrease in Net Assets Resulting from Operations	$(212,466,330)	$(169,922,768)	$(45,968,750)

Amounts designated as “—” are $0 or have been rounded to $ 0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS FOR THE SIX MONTHS ENDED
APRIL 30, 2022 (Unaudited)

STATEMENTS OF OPERATIONS

	CIBC Atlas All Cap Growth Fund	CIBC Atlas Equity Income Fund	CIBC Atlas International Growth Fund

Investment Income:

Dividends	$1,043,612	$3,008,599	$4,628,301

Less: Foreign Taxes Withheld	(2,521)	(11,858)	(269,118)

Total Investment Income	1,041,091	2,996,741	4,359,183

Expenses:

Investment Advisory Fees	1,173,859	919,354	1,658,628

Administration Fees	65,143	52,369	94,681

Trustees’ Fees	3,435	2,598	4,724

Chief Compliance Officer Fees	1,271	1,103	1,625

Transfer Agent Fees	18,721	17,199	20,320

Registration and Filing Fees	15,638	13,801	17,564

Audit Fees	11,209	11,209	14,508

Custodian Fees	5,946	4,198	37,839

Printing Fees	3,376	2,671	5,543

Legal Fees	3,281	2,508	4,586

Other Expenses	6,509	4,731	8,528

Total Expenses	1,308,388	1,031,741	1,868,546

Less:

Fees Paid Indirectly (Note 4)	(39)	(29)	(9)

Net Expenses	1,308,349	1,031,712	1,868,537

Net Investment Income (Loss)	(267,258)	1,965,029	2,490,646

Net Realized Gain on Investments	17,187,003	7,061,138	129,794

Net Realized Loss on Foreign Currency Transactions	—	—	(38,890)

Net Change in Unrealized Depreciation on Investments	(76,951,904)	(27,561,917)	(64,841,764)

Net Change in Unrealized Depreciation on Foreign Currency Translation	—	—	(54,948)

Net Realized and Unrealized Loss on Investments and Written Equity Options	(59,764,901)	(20,500,779)	(64,805,808)

Net Decrease in Net Assets Resulting from Operations	$(60,032,159)	$(18,535,750)	$(62,315,162)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Disciplined Equity Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

Operations:

Net Investment Income	$5,119,050	$8,658,036

Net Realized Gain on Investments	60,335,312	114,823,721

Net Change in Unrealized Appreciation (Depreciation) on Investments	(277,920,692)	401,043,394

Net Increase (Decrease) in Net Assets Resulting from Operations	(212,466,330)	524,525,151

Distributions:

Institutional Class Shares	(123,046,283)	(37,172,161)

Total Distributions	(123,046,283)	(37,172,161)

Capital Share Transactions:

Institutional Class Shares

Issued	47,871,487	123,171,600

Reinvestment of Dividends and Distributions	122,653,036	37,070,096

Redeemed	(103,821,746)	(155,211,931)

Net Increase in Net Assets from Capital Share Transactions	66,702,777	5,029,765

Total Increase (Decrease) in Net Assets	(268,809,836)	492,382,755

Net Assets:

Beginning of Period	1,811,973,638	1,319,590,883

End of Period	$1,543,163,802	$1,811,973,638

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Mid Cap Equity Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

Operations:

Net Investment Loss	$(1,627,347)	$(3,544,481)

Net Realized Gain on Investments	14,337,595	91,701,199

Net Change in Unrealized Appreciation (Depreciation) on Investments	(182,633,016)	190,599,959

Net Increase (Decrease) in Net Assets Resulting from Operations	(169,922,768)	278,756,677

Distributions:

Institutional Class Shares	(91,134,908)	(20,474,222)

Total Distributions	(91,134,908)	(20,474,222)

Capital Share Transactions:

Institutional Class Shares

Issued	43,985,018	67,006,913

Reinvestment of Dividends and Distributions	90,705,196	20,411,779

Redeemed	(83,446,768)	(110,460,076)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	51,243,446	(23,041,384)

Total Increase (Decrease) in Net Assets	(209,814,230)	235,241,071

Net Assets:

Beginning of Period	950,136,309	714,895,238

End of Period	$740,322,079	$950,136,309

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Income Opportunities Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

Operations:

Net Investment Income	$6,321,884	$10,720,353

Net Realized Gain on Investments and Written Equity Options	10,945,916	23,540,661

Net Change in Unrealized Appreciation (Depreciation) on Investments and Written Equity Options	(63,236,550)	102,654,755

Net Increase (Decrease) in Net Assets Resulting from Operations	(45,968,750)	136,915,769

Distributions:

Institutional Class Shares	(21,125,479)	(10,716,781)

Total Distributions	(21,125,479)	(10,716,781)

Capital Share Transactions:

Institutional Class Shares

Issued	52,158,183	83,020,172

Reinvestment of Dividends and Distributions	21,025,588	10,677,794

Redeemed	(27,652,695)	(55,827,996)

Net Increase in Net Assets from Capital Share Transactions	45,531,076	37,869,970

Total Increase (Decrease) in Net Assets	(21,563,153)	164,068,958

Net Assets:

Beginning of Period	672,173,032	508,104,074

End of Period	$650,609,879	$672,173,032

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas All Cap Growth Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

Operations:

Net Investment Loss	$(267,258)	$(972,201)

Net Realized Gain on Investments	17,187,003	32,027,604

Net Change in Unrealized Appreciation (Depreciation) on Investments	(76,951,904)	50,384,508

Net Increase (Decrease) in Net Assets Resulting from Operations	(60,032,159)	81,439,911

Distributions:

Institutional Class Shares	(32,006,452)	(17,178,258)

Total Distributions	(32,006,452)	(17,178,258)

Capital Share Transactions:

Institutional Class Shares

Issued	19,365,901	47,039,684

Reinvestment of Dividends and Distributions	31,719,169	17,100,739

Redeemed	(26,336,282)	(26,541,298)

Net Increase in Net Assets from Capital Share Transactions	24,748,788	37,599,125

Total Increase (Decrease) in Net Assets	(67,289,823)	101,860,778

Net Assets:

Beginning of Period	312,118,837	210,258,059

End of Period	$244,829,014	$312,118,837

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Equity Income Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

Operations:

Net Investment Income	$1,965,029	$1,442,488

Net Realized Gain on Investments	7,061,138	12,381,955

Net Change in Unrealized Appreciation (Depreciation) on Investments	(27,561,917)	49,658,907

Net Increase (Decrease) in Net Assets Resulting from Operations	(18,535,750)	63,483,350

Distributions

Institutional Shares	(13,704,815)	(10,141,070)

Total Distributions	(13,704,815)	(10,141,070)

Capital Share Transactions:

Institutional Shares

Issued	59,552,018	36,163,192

Reinvestment of Dividends and Distributions	13,558,218	10,050,215

Redeemed	(9,631,714)	(12,817,680)

Net Increase in Net Assets from Capital Share Transactions	63,478,522	33,395,727

Total Increase in Net Assets	31,237,957	86,738,007

Net Assets:

Beginning of Period	220,297,658	133,559,651

End of Period	$251,535,615	$220,297,658

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas International Growth Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

Operations:

Net Investment Income	$2,490,646	$1,718,549

Net Realized Gain on Investments	90,904	7,454,190

Net Change in Unrealized Appreciation (Depreciation) on Investments	(64,896,712)	43,511,349

Net Increase (Decrease) in Net Assets Resulting from Operations	(62,315,162)	52,684,088

Distributions:

Institutional Class Shares	(7,966,275)	(672,201)

Total Distributions	(7,966,275)	(672,201)

Capital Share Transactions:

Institutional Class Shares

Issued	65,864,351	182,198,114

Reinvestment of Dividends and Distributions	7,942,446	502,824

Redeemed	(33,602,860)	(16,841,559)

Net Increase in Net Assets from Capital Share Transactions	40,203,937	165,859,379

Total Increase (Decrease) in Net Assets	(30,077,500)	217,871,266

Net Assets:

Beginning of Period	415,395,025	197,523,759

End of Period	$385,317,525	$415,395,025

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period or Year

	Six Months	Year Ended October 31,
	Ended April 30,
	2022
Institutional Class Shares	(Unaudited)	2021	2020	2019	2018(1)	2017
Net Asset Value, Beginning of Period/Year	$32.36	$23.69	$21.81	$20.76	$18.76	$15.73

Income from Investment Operations:
Net Investment Income*	0.09	0.15	0.17	0.34	0.16	0.16
Net Realized and Unrealized Gain (Loss)	(3.72)	9.19	2.18	2.29	2.36	3.11

Total from Investment Operations	(3.63)	9.34	2.35	2.63	2.52	3.27

Dividends and Distributions:
Net Investment Income	(0.15)	(0.16)	(0.18)	(0.32)	(0.16)	(0.15)
Net Realized Gains	(2.05)	(0.51)	(0.29)	(1.26)	(0.36)	(0.09)

Total Dividends and Distributions	(2.20)	(0.67)	(0.47)	(1.58)	(0.52)	(0.24)

Net Asset Value, End of Period/Year	$26.53	$32.36	$23.69	$21.81	$20.76	$18.76

Total Return †	(12.14)%	40.11%	10.89%	14.55%	13.61%	21.02%

Ratios and Supplemental Data Net Assets, End of Period/Year (Thousands)	$1,543,164	$1,811,974	$1,319,591	$1,190,278	$1,007,224	$898,378
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.72%**	0.72%	0.74%	0.75%	0.76%	0.78%‡
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.72%**	0.72%	0.74%	0.75%	0.76%	0.78%
Ratio of Net Investment Income to Average Net Assets	0.60%**	0.54%	0.74%	1.68%	0.78%	0.89%
Portfolio Turnover Rate	6%***	19%	19%	13%	19%	17%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
(1)	On June 25, 2018, the name of the AT Disciplined Equity Fund changed to CIBC Atlas Disciplined Equity Fund. See Note 1 in Notes to Financial Statements.
*	Per share calculations were performed using average shares for the period.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND

FINANCIAL HIGHLIGHTS
**	Annualized
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period or Year

	Six Months	Year Ended October 31,
	Ended April 30,
	2022
Institutional Class Shares	(Unaudited)	2021	2020	2019	2018(1)	2017
Net Asset Value, Beginning of Period/Year	$23.66	$17.34	$16.27	$13.85	$13.28	$11.28

Income from Investment Operations:
Net Investment Loss*	(0.04)	(0.09)	(0.02)	(0.01)	(0.02)	(0.02)
Net Realized and Unrealized Gain (Loss)	(3.95)	6.91	1.09	2.43	0.59	2.17

Total from Investment Operations	(3.99)	6.82	1.07	2.42	0.57	2.15

Dividends and Distributions:
Net Realized Gains	(2.28)	(0.50)	—	—	—	(0.15)

Return of Capital	—	—	—	—	—	—(2)

Total Dividends and Distributions	(2.28)	(0.50)	—	—	—	(0.15)

Net Asset Value, End of Period/Year	$17.39	$23.66	$17.34	$16.27	$13.85	$13.28

Total Return †	(18.68)%	39.86%	6.58%	17.47%	4.29%	19.28%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$740,322	$950,136	$714,895	$727,278	$607,572	$522,472
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.83%**	0.83%	0.84%	0.84%	0.85%	0.87%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.83%**	0.83%	0.84%	0.84%	0.85%	0.87%
Ratio of Net Investment Income to Average Net Assets	(0.38)%**	(0.41)%	(0.14)%	(0.09)%	(0.16)%	(0.20)%
Portfolio Turnover Rate	6%***	26%	25%	18%	9%	17%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
(1)	On June 25, 2018, the name of the AT Mid Cap Equity Fund changed to CIBC Atlas Mid Cap Equity Fund. See Note 1 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

(2)	Value is less than $0.01 per share.
*	Per share calculations were performed using average shares for the period.
**	Annualized
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period or Year

	Six Months	Year Ended October 31,
	Ended April 30,
	2022
Institutional Class Shares	(Unaudited)	2021	2020	2019	2018(1)	2017
Net Asset Value, Beginning of Period/Year	$15.81	$12.72	$12.38	$11.26	$11.04	$10.00

Income from Investment Operations:
Net Investment Income*	0.14	0.26	0.26	0.29	0.28	0.27
Net Realized and Unrealized Gain (Loss)	(1.14)	3.09	0.35	1.16	0.23	1.04

Total from Investment Operations	(1.00)	3.35	0.61	1.45	0.51	1.31

Dividends and Distributions:
Net Investment Income	(0.15)	(0.26)	(0.27)	(0.28)	(0.29)	(0.27)
Net Realized Gains	(0.34)	—	—	(0.05)	—	—

Total Dividends and Distributions	(0.49)	(0.26)	(0.27)	(0.33)	(0.29)	(0.27)

Net Asset Value, End of Period/Year	$14.32	$15.81	$12.72	$12.38	$11.26	$11.04

Total Return †	(6.61)%	26.51%	5.07%	13.14%	4.60%	13.20%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$650,610	$672,173	$508,104	$471,877	$329,434	$322,712
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.68%**	0.68%	0.69%	0.70%	0.71%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.68%**	0.68%	0.69%	0.70%	0.71%	0.73%
Ratio of Net Investment Income to Average Net Assets	1.89%**	1.78%	2.06%	2.45%	2.49%	2.54%
Portfolio Turnover Rate	11%***	19%	21%	15%	25%	17%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
(1)	On June 25, 2018, the name of the AT Income Opportunities Fund changed to CIBC Atlas Income Opportunities Fund. See Note 1 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
*	Per share calculations were performed using average shares for the period.
**	Annualized
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period or Year

	Six Months	Year Ended October 31,			Period Ended October 31, 2018(1)	Year Ended August 31,
Institutional Class Shares	Ended April 30, 2022 (Unaudited)	2021	2020	2019		2018(2)	2017
Net Asset Value, Beginning of Period/Year	$43.08	$33.85	$30.40	$30.98	$34.57	$28.28	$26.32

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.03)	(0.14)	(0.20)	(0.21)	(0.05)	(0.22)	(0.17)
Net Realized and Unrealized Gain (Loss)	(7.49)	12.12	6.59	4.40	(3.54)	9.56	3.99

Total from Investment Operations	(7.52)	11.98	6.39	4.19	(3.59)	9.34	3.82

Dividends and Distributions:
Net Realized Gains	(4.41)	(2.75)	(2.94)	(4.77)	—	(3.05)	(1.86)

Total Dividends and Distributions	(4.41)	(2.75)	(2.94)	(4.77)	—	(3.05)	(1.86)

Redemption Fees ( Note 2)	—	—	—	—	—	0.00 (3)	0.00 (3)

Net Asset Value, End of Period/Year	$31.15	$43.08	$33.85	$30.40	$30.98	$34.57	$28.28

Total Return †	(19.47)%	37.35%	22.71%	18.51%	(10.38)%	35.54%	15.94%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$244,829	$312,119	$210,258	$186,008	$166,180	$187,736	$139,450
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.91%**	0.96%‡	1.10%‡	1.10%‡	1.10%**‡(4)	1.10%	1.10%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.91%**	0.92%	0.94%	0.95%	0.92%**(4)	1.15%	1.37%
Ratio of Net Investment Income to Average Net Assets (Including Waivers)	(0.19)%**	(0.37)%	(0.66)%	(0.72)%	(0.88)%**	(0.72)%	(0.67)%
Portfolio Turnover Rate	30%***	66%	49%	56%	4%***	50%	36%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
*	Per share calculations were performed using average shares for the period.
**	Annualized
***	Not Annualized
(1)

For the period September 1, 2018 to October 31, 2018. Effective February 27, 2018, the CIBC Atlas All Cap Growth Fund changed its fiscal year end to October 31, 2018. See Note 1 in Notes to Financial Statements.

(2)

On February 12, 2018, the All Cap Growth Fund (the “Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT All Cap Growth Fund. Class R and Class I shares of the All Cap Growth Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of The Advisors’ Inner Circle Fund AT All Cap Growth Fund. Information presented prior to February 12, 2018 is that of the Predecessor Fund. On June 25, 2018, the name of the AT All Cap Growth Fund changed to CIBC Atlas All Cap Growth Fund. See Note 1 in Notes to Financial Statements.

(3)	Less than $0.005 per share.
(4)	The Ratio of Expenses to Average Net Assets includes the effects of fees paid indirectly. If these expense offsets were excluded, the ratios would have been the same.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period or Year

	Six Months	Year Ended October 31,			Period Ended October 31, 2018(1)	Year Ended August 31,
Institutional Class Shares	Ended April 30, 2022 (Unaudited)	2021	2020	2019		2018(2)	2017
Net Asset Value, Beginning of Period/Year	$58.99	$43.35	$43.60	$38.44	$40.60	$36.55	$31.29

Income (Loss) from Investment Operations:
Net Investment Income*	0.47	0.42	0.32	0.22	—	0.30	0.23
Net Realized and Unrealized Gain (Loss)	(4.56)	18.46	1.19	7.19	(2.10)	5.35	5.33

Total from Investment Operations	(4.09)	18.88	1.51	7.41	(2.10)	5.65	5.56

Dividends and Distributions:
Net Investment Income	(0.48)	(0.71)	(0.48)	(0.37)	(0.06)	(0.81)	(0.30)
Net Realized Gains	(3.09)	(2.53)	(1.28)	(1.88)	—	(0.79)	—

Total Dividends and Distributions	(3.57)	(3.24)	(1.76)	(2.25)	(0.06)	(1.60)	(0.30)

Redemption Fees ( Note 2)	—	—	—	—	—	—	0.00 (3)

Net Asset Value, End of Period/Year	$51.33	$58.99	$43.35	$43.60	$38.44	$40.60	$36.55

Total Return †	(7.38)%	45.57%	3.45%	20.94%	(5.19)%	15.88%	17.88%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$251,536	$220,298	$133,560	$136,194	$111,468	$115,914	$107,340
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.90%**	0.95%‡	1.10%‡	1.10%‡	1.10%**‡(4)	1.10%	1.10%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.90%**	0.91%	0.94%	0.95%	0.90%**(4)	1.18%	1.44%
Ratio of Net Investment Income to Average Net Assets (Including Waivers)	1.71%**	0.81%	0.74%	0.55%	(0.02)%**	0.79%	0.70%
Portfolio Turnover Rate	14%***	30%	30%	23%	3%***	30%	17%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
*	Per share calculations were performed using average shares for the period.
**	Annualized
***	Not Annualized
(1)

For the period September 1, 2018 to October 31, 2018. Effective February 27, 2018, the CIBC Atlas Equity Income Fund changed its fiscal year end to October 31, 2018. See Note 1 in Notes to Financial Statements.

(2)

On February 12, 2018, the Geneva Advisors Equity Income Fund (the “Equity Income Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT Equity Income Fund (the “AT Equity Income Fund”). Class R and Class I shares of the Equity Income Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of the AT Equity Income Fund. Information presented prior to February 12, 2018 is that of the Equity Income Predecessor Fund. On June 25, 2018, the name of the AT Equity Income Fund changed to CIBC Atlas Equity Income Fund. See Note 1 in Notes to Financial Statements.

(3)	Less than $0.005 per share.
(4)	The Ratio of Expenses to Average Net Assets includes the effects of fees paid indirectly. If these expense offsets were excluded, the ratios would have been the same.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period or Year

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,		Period Ended October 31, 2019(1)
Institutional Class Shares		2021	2020
Net Asset Value, Beginning of Period/Year	$13.34	$10.66	$10.38	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.08	0.07	0.06	0.03
Net Realized and Unrealized Gain (Loss)	(1.95)	2.64	0.24	0.35

Total from Investment Operations	(1.87)	2.71	0.30	0.38

Dividends and Distributions:
Net Investment Income	(0.04)	(0.03)	(0.01)	—
Net Realized Gains	(0.21)	—	(0.01)	—

Total Dividends and Distributions	(0.25)	(0.03)	(0.02)	—

Net Asset Value, End of Period/Year	$11.22	$13.34	$10.66	$10.38

Total Return †	(14.21)%	25.46%	2.81%	3.80%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$385,318	$415,395	$197,524	$53,911
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.92%**	0.94%	1.12%‡	1.21%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.92%**	0.94%	1.07%	1.74%**
Ratio of Net Investment Income to Average Net Assets	1.23%**	0.53%	0.60%	0.65%**
Portfolio Turnover Rate	9%***	13%	10%	6%***

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
(1)	The Fund commenced operations on May 31, 2019.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
*	Per share calculations were performed using average shares for the period.
**	Annualized
***	Not Annualized

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 30 funds. The financial statements herein are those of the CIBC Atlas Disciplined Equity Fund (the “Disciplined Equity Fund”), CIBC Atlas Mid Cap Equity Fund (the “Mid Cap Equity Fund”), CIBC Atlas Income Opportunities Fund (the “Income Opportunities Fund”), CIBC Atlas All Cap Growth Fund (the “All Cap Growth Fund”), CIBC Atlas Equity Income Fund (the “Equity Income Fund”), and the CIBC Atlas International Growth Fund (the “International Growth Fund”), (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the Disciplined Equity Fund is to seek long-term capital appreciation and, secondarily, current income by investing primarily in equity securities of U.S. and foreign issuers. The investment objective of the Mid Cap Equity Fund is to seek long-term capital appreciation by investing primarily (at least 80% of its net assets) in equity securities of mid-capitalization companies. The investment objective of the Income Opportunities Fund is to seek current income and long-term capital appreciation by investing primarily (at least 80% of its net assets) in income producing securities. The investment objective of the All Cap Growth Fund is to seek long-term capital appreciation by investing primarily in equity securities of U.S. companies. The investment objective of the Equity Income Fund is to seek current income, and secondarily, modest capital appreciation by investing primarily (at least 80% of its net assets) in equity securities. The investment objective of the International Growth Fund is to seek long-term capital appreciation by investing primarily in common stocks of U.S. issuers and common stocks and American Depositary Receipts (“ADRs”) of foreign issuers. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

On January 26, 2018, the shareholders of the Geneva Advisors All Cap Growth Fund (the “All Cap Growth Predecessor Fund”) and Geneva Advisors Equity Income Fund (the “Equity Income Predecessor Fund” and, together with the All Cap Growth Predecessor Fund, the “Predecessor Funds”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022 (Unaudited)

the acquisition of all the assets and assumption of all the liabilities of the Predecessor Funds in exchange for Institutional Class Shares of the Funds on February 12, 2018 in a tax-free transaction. The All Cap Growth Fund and the Equity Income Fund had no operations prior to the Reorganization. The Predecessor Funds were managed by Geneva Advisors, LLC prior to its acquisition by AT Investment Advisers, Inc. The Predecessor Funds had substantially similar investment objectives, investment strategies, policies and restrictions as those of the All Cap Growth Fund and the Equity Income Fund. The financial statements and financial highlights reflect the financial information of the Predecessor Funds prior to February 12, 2018.

Effective June 25, 2018, the name of the AT Disciplined Equity Fund, AT Mid Cap Equity Fund, AT Income Opportunities Fund, AT All Cap Growth Fund and AT Equity Income Fund changed to CIBC Atlas Disciplined Equity Fund, CIBC Atlas Mid Cap Equity Fund, CIBC Atlas Income Opportunities Fund, CIBC Atlas All Cap Growth Fund and CIBC Atlas Equity Income Fund, respectively. Each Fund’s name change had no impact on the Funds’ operations or investment objectives.

Effective June 25, 2018, AT Investment Advisers, Inc. changed its name to CIBC Private Wealth Advisors, Inc. The name change had no impact to the management or operations of the Funds.

At a meeting held on February 27, 2018, the Board of Trustees of The Advisors’ Inner Circle Fund approved a change in the fiscal year end from August 31st to October 31st for the CIBC Atlas All Cap Growth Fund and CIBC Atlas Equity Income Fund. The change in fiscal year end was effective on October 31, 2018.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022 (Unaudited)

the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investment companies held in the Funds’ portfolios are valued at the published net asset value.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022 (Unaudited)

and at the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”).

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board. The Funds’ Fair Value Procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2022, there were no securities which were fair valued by the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022 (Unaudited)

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2022, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period or year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2022, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022 (Unaudited)

accrual basis. Interest income is recognized on the accrual basis from settlement date. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and included in interest income.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Options Written/Purchased — The Income Opportunities Fund invests in financial options contracts to add return or to economically hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022 (Unaudited)

speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received from writing or paid for purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

For the six months ended April 30, 2022, the average quarterly balances for written options were as follows:

Average Market Value Balance Short for Written Options:             $33,201

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Net realized and unrealized gains or losses associated with written equity options are reported on the Statement of Operations as net realized gain or loss on written equity options and net change in unrealized depreciation or appreciation on written equity options. Written options transactions entered into during the six months ended April 30, 2022, are subject to equity risk.

Master Limited Partnerships (“MLPs”) — The Funds may invest in MLPs. MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022 (Unaudited)

qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income, if any, at least annually. For each Fund, any net realized capital gains, if any, are distributed annually. All distributions are recorded on ex-dividend date.

Redemption Fees — Prior to February 12, 2018, the All Cap Growth Fund and Equity Income Fund imposed a 2.00% redemption fee on the current value of shares redeemed less than 60 days from the date of purchase. After February 12, 2018, no redemption fee was charged. The redemption fee was recorded as an increase to paid-in capital. The redemption fees retained by the Funds are reported on the Statements of Changes in Net Assets.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022 (Unaudited)

(“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2022, the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund and International Growth Fund incurred $390,410, $192,557, $152,642, $65,143, $52,369 and $94,681, respectively, for these services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended April 30, 2022, the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities, All Cap Growth Fund, Equity Income Fund and International Growth Fund earned credits of $36, $13, $10, $39, $29 and $9, respectively, which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statements of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. Prior to July 31, 2021, MUFG Union Bank, N.A. acted as the Fund’s custodian.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, CIBC Private Wealth Advisors, Inc. (the “Adviser”) provides investment advisory services to the Disciplined Equity Fund at a fee, which is calculated daily and paid monthly at the following rates based on the average daily net assets of the Disciplined

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022 (Unaudited)

Equity Fund: 0.695% of the first $250 million, 0.670% of the next $250 million, 0.645% of the next $500 million, 0.620% of the next $1.5 billion, 0.595% of the next $2.5 billion, 0.570% of the next $2.5 billion, 0.545% of the next $2.5 billion and 0.520% of any amount above $10 billion.

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, and International Growth Fund at a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Mid Cap Equity Fund, 0.60% of the average daily net assets of the Income Opportunities Fund, 0.82% of the average daily net assets of the All Cap Growth Fund, 0.80% of the average daily net assets of the Equity Income Fund and 0.82% of the average daily net assets of the International Growth Fund.

The Adviser contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the total annual Fund operating expenses (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, collectively “excluded expenses”) from exceeding 0.80%, 1.00%, 0.85%, 1.10%, 1.10%, and 1.21% of the average daily net assets of the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, and International Growth Fund, respectively, until February 28, 2023. Refer to waiver of investment advisory fees on the Statements of Operations for fees waived for the six months ended April 30, 2022. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below a Fund’s expense cap, the Adviser may receive from the Fund the difference between total annual operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its (or, with respect to the All Cap Growth Fund and Equity Income Fund) prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated at any time. As of April 30, 2022, there are no previously waived fees that are eligible to be recaptured from the Funds.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022 (Unaudited)

6. Capital Share Transactions:

	Disciplined Equity Fund
	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	1,608,531	47,871,487	4,376,393	123,171,600
Reinvestment of Dividends and Distributions	3,985,227	122,653,036	1,421,987	37,070,096
Redeemed	(3,434,081)	(103,821,746)	(5,507,577)	(155,211,931)

Net Increase in Shares Outstanding from Share Transactions	2,159,677	66,702,777	290,803	5,029,765

	Mid Cap Equity Fund
	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	2,243,032	43,985,018	3,153,464	67,006,913
Reinvestment of Dividends and Distributions	4,234,603	90,705,196	1,022,634	20,411,779
Redeemed	(4,070,262)	(83,446,768)	(5,252,204)	(110,460,076)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	2,407,373	51,243,446	(1,076,106)	(23,041,384)

	Income Opportunities Fund
	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	3,400,011	52,158,183	5,660,743	83,020,172
Reinvestment of Dividends and Distributions	1,326,351	21,025,588	728,375	10,677,794
Redeemed	(1,787,053)	(27,652,695)	(3,840,564)	(55,827,996)

Net Increase in Shares Outstanding from Share Transactions	2,939,309	45,531,076	2,548,554	37,869,970

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022 (Unaudited)

	All Cap Growth Fund
	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	525,036	19,365,901	1,258,874	47,039,684
Reinvestment of Dividends and Distributions	815,193	31,719,169	492,108	17,100,739
Redeemed	(725,646)	(26,336,282)	(716,675)	(26,541,298)

Net Increase in Shares Outstanding from Share Transactions	614,583	24,748,788	1,034,307	37,599,125

	Equity Income Fund
	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	1,099,243	59,552,018	693,311	36,163,192
Reinvestment of Dividends and Distributions	242,059	13,558,218	213,150	10,050,215
Redeemed	(175,828)	(9,631,714)	(252,702)	(12,817,680)

Net Increase in Shares Outstanding from Share Transactions	1,165,474	63,478,522	653,759	33,395,727

	International Growth Fund
	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	5,294,259	65,864,351	13,862,590	182,198,114
Reinvestment of Dividends and Distributions	623,799	7,942,446	39,009	502,824
Redeemed	(2,731,445)	(33,602,860)	(1,275,150)	(16,841,559)

Net Increase in Shares Outstanding from Share Transactions	3,186,613	40,203,937	12,626,449	165,859,379

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022 (Unaudited)

7. Investment Transactions:

The cost of purchases and proceeds from security sales, other than short-term securities, for the six months ended April 30, 2022, are as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Disciplined Equity Fund	$100,381,348	$146,277,205	$–	$–
Mid Cap Equity Fund	53,238,103	88,323,664	–	–
Income Opportunities Fund	76,021,506	62,629,769	16,587,090	6,144,072
All Cap Growth Fund	84,055,870	99,515,480	–	–
Equity Income Fund	75,334,579	31,964,607	–	–
International Growth Fund	68,624,826	36,184,001	–	–

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences are primarily related to foreign currency gain/(loss), REITs capital gain, paydown gain/(loss), partnership investments, and perpetual bonds.

The tax character of dividends and distributions paid during the years ended October 31, 2021 and October 31, 2020 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Disciplined Equity Fund
2021	$8,774,493	$28,397,668	$37,172,161
2020	10,179,226	15,653,387	25,832,613
Mid Cap Equity Fund
2021	–	20,474,222	20,474,222
2020	–	–	–
Income Opportunities Fund
2021	10,716,781	–	10,716,781
2020	10,806,204	–	10,806,204

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022 (Unaudited)

	Ordinary Income	Long-Term Capital Gain	Total
All Cap Growth Fund
2021	$–	$17,178,258	$17,178,258
2020	–	17,870,735	17,870,735
Equity Income Fund
2021	2,375,619	7,765,451	10,141,070
2020	1,514,113	4,016,459	5,530,572
International Growth Fund
2021	672,201	–	672,201
2020	80,380	–	80,380

As of October 31, 2021, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Late-Year Loss Deferral	Capital Loss Carryforwards	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings
Disciplined Equity Fund	$7,203,926	$113,761,257	$–	$–	$984,821,850	$(2)	$1,105,787,031
Mid Cap Equity Fund	–	91,131,254	(3,287,921)	–	418,138,739	226	505,982,298
Income Opportunities Fund	671,582	14,445,192	–	–	192,428,633	2	207,545,409
All Cap Growth Fund	–	32,005,786	(784,749)	–	142,764,994	(5)	173,986,026
Equity Income Fund	1,474,662	10,773,030	–	–	102,663,401	(4,563,545)	110,347,548
International Growth Fund	1,282,974	6,678,653	–	–	55,181,132	2	63,142,761

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2021 through October 31, 2021. The funds can elect to treat them as arising in the first date of the following fiscal year.

During the year ended October 31, 2021, the Income Opportunities Fund and the International Growth Fund utilized $8,483,986 and $940,679, respectively, of capital loss carryforwards to offset capital gains.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales, investment in Partnerships, and perpetual bonds.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2022, were

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022 (Unaudited)

as follows:

		Aggregate	Aggregate	Net
		Gross	Gross	Unrealized
	Federal	Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Disciplined Equity Fund	$834,394,409	$732,601,636	$(24,131,708)	$708,469,928
Mid Cap Equity Fund	505,187,473	256,977,060	(20,866,815)	236,110,245
Income Opportunities Fund	523,158,122	153,749,054	(23,866,040)	129,883,014
All Cap Growth Fund	184,407,613	72,084,554	(6,154,665)	65,929,889
Equity Income Fund	180,444,509	74,811,377	(1,818,490)	72,992,887
International Growth Fund	392,738,200	26,798,424	(35,986,268)	(9,187,844)

9. Concentration of Risk:

Equity Risk (Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Since they purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/ or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Foreign Securities Risk (Disciplined Equity Fund) — Investments in securities of foreign issuers (including direct investments as well as investments through ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022 (Unaudited)

than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Foreign Currency Risk (Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of a Fund’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Micro-, Small- and Medium-Capitalization Company Risk (Mid Cap Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Investing in equity securities of micro-, small- and medium-capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Preferred Stock Risk (Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund) — Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022 (Unaudited)

of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Interest Rate Risk (Income Opportunities Fund) — The risk that the value of fixed income securities will fall due to rising interest rates. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Credit Risk (Income Opportunities Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Corporate Fixed Income Securities Risk (Income Opportunities Fund) — The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers.

U.S. Government Securities Risk (Income Opportunities Fund) — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Management Risk (Disciplined Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk (Disciplined Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022 (Unaudited)

global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Convertible Securities Risk (Mid Cap Equity Fund, Income Opportunities Fund, Equity Income Fund) — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of underlying common stock because of the conversion or exercise feature.

Investment Style Risk (Mid Cap Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that do not pay dividends often have greater stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, and when out of favor, may cause the Fund to underperform other equity funds that use differing investing styles.

Fixed Income Market Risk (Income Opportunities Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Mortgage-Backed Securities Risk (Income Opportunities Fund) — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk (Income Opportunities Fund) — Payment of

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022 (Unaudited)

principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

High Yield Bond Risk (Income Opportunities Fund) — High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Derivatives Risk (Income Opportunities Fund) — The Fund’s use of put and call options is subject to market risk, leverage risk, correlation risk, liquidity risk, credit risk and valuation risk. Credit risk is described above. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Leverage Risk (Income Opportunities Fund) — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk (Income Opportunities Fund) — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Risks of Investing in Other Investment Companies (Income Opportunities Fund) — To the extent the Fund invests in other investment companies, such

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022 (Unaudited)

as ETFs and closed-end funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium to their net asset value. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Depositary Receipts Risk (All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Depositary receipts, including ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

The Fund may invest in unsponsored ADRs, which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs thereof, and the depositaries of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022 (Unaudited)

Emerging Markets Securities Risk (All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Large-Capitalization Company Risk (Disciplined Equity, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

MLPs Risk (Equity Income Fund) — To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

REIT Risk (Equity Income Fund, International Growth Fund) — REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation.

Foreign Issuer Risk (All Cap Growth Fund, Equity Income Fund, International

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022 (Unaudited)

Growth Fund) — Investing in foreign issuers, including direct investments and investments through ADRs, poses additional risks since political, social, regulatory, currency and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the SEC and foreign issuers are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Foreign Company Risk (Mid Cap Equity Fund, Income Opportunities Fund) — Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies generally are denominated in a foreign currency. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022 (Unaudited)

in foreign securities.

10. Line of Credit:

The Funds entered into an agreement on August 2, 2021, which enables them to participate in a $30 million uncommitted revolving line of credit with the Custodian. The agreement expires on August 1, 2022. The proceeds from the borrowings shall be used to finance the Funds’ short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on borrowings during the period at the Custodian’s current reference rate. During and as of the six months ended April 30, 2022, there were no borrowings in the Funds.

11. Other:

At April 30, 2022, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders, was as follows:

	No. of	%
	Shareholders	Ownership
Disciplined Equity Fund	2	96%
Mid Cap Equity Fund	2	98%
Income Opportunities Fund	2	95%
All Cap Growth Fund	2	85%
Equity Income Fund	2	85%
International Growth Fund	2	97%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements as of April 30, 2022.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2021 to April 30, 2022.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Annualized Expense Ratios	Expenses Paid During Period*
CIBC Atlas Disciplined Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$878.60	0.72%	$3.35
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.22	0.72%	$3.61
CIBC Atlas Mid Cap Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$813.20	0.83%	$3.73
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.68	0.83%	$4.16
CIBC Atlas Income Opportunities Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$933.90	0.68%	$3.26
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.42	0.68%	$3.41
CIBC Atlas All Cap Growth Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$805.30	0.91%	$4.07
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.28	0.91%	$4.56
CIBC Atlas Equity Income Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$926.20	0.90%	$4.30
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.33	0.90%	$4.51
CIBC Atlas International Growth Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$857.90	0.92%	$4.24
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.23	0.92%	$4.61

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

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CIBC Atlas Funds

PO Box 219009

Kansas City, MO 64121-9009

1-855-328-3863

Adviser:

CIBC Private Wealth Advisors, Inc.

181 West Madison Street, 36th Floor

Chicago, IL 60602

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

ATF-SA-001-0900

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or §240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 8, 2022